Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

28th Floor

New York, NY 10019

March 5, 2018

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)

File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Funds listed on Appendix A, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated February 28, 2018, filed electronically as Post-Effective Amendment No. 209 to the Trust’s Registration Statement on Form N-1A on February 26, 2018.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Secretary
Rafferty Asset Management, LLC

Appendix A

Direxion Auspice Broad Commodity Strategy ETF

Direxion All Cap Insider Sentiment Shares

Direxion NASDAQ-100® Equal Weighted Index Shares

Direxion iBillionaire Index ETF

Direxion Zacks MLP High Income Index Shares

Direxion Daily S&P 500® Bear 1X Shares

Direxion Daily Small Cap Bear 1X Shares

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Direxion Daily 20+ Year Treasury Bear 1X Shares

Direxion Daily Total Bond Market Bear 1X Shares

Direxion Daily Municipal Bond Taxable Bear 1X Shares

Direxion Daily CSI 300 China A Share Bear 1X Shares

Direxion Daily MSCI China A Bear 1X Shares

Direxion Daily CSI China Internet Index Bear 1X Shares

Direxion Daily Emerging Markets Bond Bear 1X Shares

Direxion Daily MSCI Real Estate Bear 1X Shares

Direxion Daily S&P 500® Bull 2X Shares

Direxion Daily Small Cap Bull 2X Shares

Direxion Daily CSI 300 China A Share Bull 2X Shares

Direxion Daily CSI China Internet Index Bull 2X Shares

Direxion Daily MSCI China A Bull 2X Shares

Direxion Daily High Yield Bear 2X Shares

Direxion Daily MSCI European Financials Bull 2X Shares

Direxion Daily MSCI European Financials Bear 2X Shares

Direxion Daily Silver Miners Index Bull 2X Shares

Direxion Daily Emerging Markets Bond Bull 2X Shares

Direxion Daily TIPS Bull 2X Shares

Direxion Daily Mid Cap Bull 3X Shares

Direxion Daily Mid Cap Bear 3X Shares

Direxion Daily S&P 500® Bull 3X Shares

Direxion Daily S&P 500® Bear 3X Shares

Direxion Daily Small Cap Bull 3X Shares

Direxion Daily Small Cap Bear 3X Shares

Direxion Daily Dow 30 Bull 3X Shares

Direxion Daily Dow 30 Bear 3X Shares

Direxion Daily MSCI Brazil Bull 3X Shares

Direxion Daily FTSE China Bull 3X Shares

Direxion Daily FTSE China Bear 3X Shares

Direxion Daily MSCI Developed Markets Bull 3X Shares

Direxion Daily MSCI Developed Markets Bear 3X Shares

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Direxion Daily FTSE Europe Bull 3X Shares

Direxion Daily MSCI India Bull 3X Shares

Direxion Daily MSCI Japan Bull 3X Shares

Direxion Daily Latin America Bull 3X Shares

Direxion Daily Russia Bull 3X Shares

Direxion Daily Russia Bear 3X Shares

Direxion Daily MSCI South Korea Bull 3X Shares

Direxion Daily S&P Biotech Bull 3X Shares

Direxion Daily S&P Biotech Bear 3X Shares

Direxion Daily Energy Bull 3X Shares

Direxion Daily Energy Bear 3X Shares

Direxion Daily Financial Bull 3X Shares

Direxion Daily Financial Bear 3X Shares

Direxion Daily Gold Miners Index Bull 3X Shares

Direxion Daily Gold Miners Index Bear 3X Shares

Direxion Daily Healthcare Bull 3X Shares

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Direxion Daily Natural Gas Related Bull 3X Shares

Direxion Daily Natural Gas Related Bear 3X Shares

Direxion Daily MSCI Real Estate Bull 3X Shares

Direxion Daily MSCI Real Estate Bear 3X Shares

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares

Direxion Daily Regional Banks Bull 3X Shares

Direxion Daily Regional Banks Bear 3X Shares

Direxion Daily Retail Bull 3X Shares

Direxion Daily Semiconductor Bull 3X Shares

Direxion Daily Semiconductor Bear 3X Shares

Direxion Daily Technology Bull 3X Shares

Direxion Daily Technology Bear 3X Shares

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Direxion Daily 20+ Year Treasury Bull 3X Shares

Direxion Daily 20+ Year Treasury Bear 3X Shares

Direxion Daily Corporate Bond Bull 3X Shares

Direxion Daily Corporate Bond Bear 3X Shares

Direxion Daily Municipal Bond Taxable Bull 3X Shares

Direxion Daily High Yield Bull 3X Shares

Direxion Daily High Yield Bear 3X Shares

Direxion Daily TIPS Bull 3X Shares

Direxion Daily TIPS Bear 3X Shares

Direxion Daily Aerospace & Defense Bull 3X Shares

Direxion Daily Aerospace & Defense Bear 3X Shares

Direxion Daily Consumer Discretionary Bull 3X Shares

Direxion Daily Consumer Discretionary Bear 3X Shares

Direxion Daily Consumer Staples Bull 3X Shares

Direxion Daily Consumer Staples Bear 3X Shares

Direxion Daily Industrials Bull 3X Shares

Direxion Daily Industrials Bear 3X Shares

Direxion Daily Metals & Mining Bull 3X Shares

Direxion Daily Metals & Mining Bear 3X Shares

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Direxion Daily Pharmaceutical & Medical Bear 3X Shares

Direxion Daily Transportation Bull 3X Shares

Direxion Daily Transportation Bear 3X Shares

Direxion Daily Utilities Bull 3X Shares

Direxion Daily Utilities Bear 3X Shares

Direxion Daily MSCI Mexico Bull 3X Shares

Direxion Daily MSCI Mexico Bear 3X Shares

Direxion Daily MSCI Canada Bull 3X Shares

Direxion Daily MSCI Canada Bear 3X Shares

Direxion Daily MSCI Italy Bull 3X Shares

Direxion Daily MSCI Italy Bear 3X Shares

Direxion Daily EURO STOXX 50® Bull 3X Shares

Direxion Daily EURO STOXX 50® Bear 3X Shares

Direxion Daily Emerging Markets Bond Bull 3X Shares